Summary of Significant Accounting Policies (Schedule of Estimated Useful Lives of Assets by Class) (Details)	12 Months Ended
Dec. 31, 2018
Building and improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	15 years
Building and improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	40 years
Furniture, fixtures, and equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Furniture, fixtures, and equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	10 years